CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS [Abstract]
Net (loss)/income	$ 43,828	$ (4,497)	$ (8,342)
Other comprehensive income/(loss), net of tax of nil:
Foreign currency transaction adjustments	(2,873)	(299)	49
Comprehensive (loss)/income	$ 40,955	$ (4,796)	$ (8,293)